CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total revenues	¥ 431,845,713	$ 61,753,116	¥ 393,836,097	¥ 247,639,205
Foreign currency translation difference, tax	0		0	0
Related Party
Total revenues	0		0	4,272
Related Party | Costs of revenues
Services received from related parties	6,118,953	874,999	6,292,953	6,031,719
Related Party | Sales and marketing expenses
Services received from related parties	1,005,637	143,804	1,302,234	1,795,959
Related Party | Research and development expenses
Services received from related parties	¥ 162,606	$ 23,252	¥ 79,242	¥ 194,803